Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues	$ 126,061,693	$ 89,415,798	$ 64,932,937
Less: Cost of revenues	(85,890,757)	(58,296,097)	(41,178,356)
Gross profit	40,170,936	31,119,701	23,754,581
Operating income (expenses):
Selling and marketing expenses	(3,753,236)	(3,059,877)	(2,179,029)
Research and development expenses	(13,337,913)	(10,436,975)	(7,978,883)
General and administrative expenses	(16,784,688)	(16,343,936)	(17,384,393)
Subsidies and other operating income	2,080,087	1,927,230	697,370
Total operating expenses	(31,795,750)	(27,913,558)	(26,844,935)
Income (loss) from operations	8,375,186	3,206,143	(3,090,354)
Other income	296,319	608,638	82,138
Other expenses	(351,045)	(107,322)	(92,429)
Income (loss) before income tax and share of income (loss) in equity investees	8,320,460	3,707,459	(3,100,645)
Provision for income taxes	1,257,124	835,444	186,615
Income (loss) before share of income (loss) in equity investees	7,063,336	2,872,015	(3,287,260)
Share of (loss) income in equity investees, net of tax	(44,121)	207,363	(145,329)
Net income (loss)	7,019,215	3,079,378	(3,432,589)
Less: Net income (loss) attributable to noncontrolling interest	202,643	141,139	(162,813)
Net income (loss) attributable to CLPS Incorporation’s shareholders	6,816,572	2,938,239	(3,269,776)
Other comprehensive (loss) income
Foreign currency translation income (loss)	2,695,223	(571,943)	(429,348)
Less: foreign currency translation income (loss) attributable to noncontrolling interests	102,475	(22,928)	(17,375)
Other comprehensive income (loss) attributable to CLPS Incorporation’s shareholders	2,592,748	(549,015)	(411,973)
Comprehensive income (loss) attributable to CLPS’s Incorporation shareholders	9,409,320	2,389,224	(3,681,749)
Comprehensive income (loss) attributable to noncontrolling interests	305,118	118,211	(180,188)
Comprehensive income (loss)	$ 9,714,438	$ 2,507,435	$ (3,861,937)
Basic earnings (loss) per common share (in Dollars per share)	$ 0.39	$ 0.2	$ (0.24)
Weighted average number of share outstanding – basic (in Shares)	17,279,443	14,689,224	13,843,764
Diluted earnings (loss) per common share (in Dollars per share)	$ 0.39	$ 0.2	$ (0.24)
Weighted average number of share outstanding – diluted (in Shares)	17,569,440	14,692,299	13,843,764